Inventories (Tables)	12 Months Ended
Dec. 31, 2018
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]
Inventories by major category consist of the following:

	December 31,
	2017	2018
	RMB	RMB	US$

Raw materials	264,541	164,408	23,912
Work-in-progress	429,014	163,578	23,791
Finished goods	439,931	150,535	21,895
Total inventories	1,133,486	478,521	69,598